CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS EQUITY (UNAUDITED) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Total
Beginning balance, value at Dec. 31, 2023	$ 26	$ 44,824	$ (17,073)	$ 27,777
Beginning balance, shares at Dec. 31, 2023	25,594,125
Net investment income			176	176
Net realized gain			67	67
Net change in unrealized appreciation			405	405
Net increase in net assets resulting from operations			648	648
Net increase for the period			648	648
Ending balance, value at Mar. 31, 2024	$ 26	44,824	(16,425)	28,425
Ending balance, shares at Mar. 31, 2024	25,594,125
Beginning balance, value at Dec. 31, 2024	$ 26	28,350	(20,840)	7,536
Beginning balance, shares at Dec. 31, 2024	25,594,125
Net investment income			(841)	(841)
Net realized gain			(6,869)	(6,869)
Net change in unrealized appreciation			6,451	6,451
Net increase in net assets resulting from operations			(1,259)	(1,259)
Net increase for the period			(1,259)	(1,259)
Ending balance, value at Mar. 31, 2025	$ 26	$ 28,350	$ (22,099)	$ 6,277
Ending balance, shares at Mar. 31, 2025	25,594,125